Fair values	12 Months Ended
Dec. 31, 2015
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

        The fair values of financial assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2015
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	11	—	11
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	667	—	667
Debt securities—U.S. government obligations	121	—	—	121
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	508	—	508
Derivative assets—current in "Other current assets"	1	296	—	297
Derivative assets—non-current in "Other non-current assets"	—	186	—	186

Total	122	1,670	—	1,792

Liabilities
Derivative liabilities—current in "Other current liabilities"	3	315	—	318
Derivative liabilities—non-current in "Other non-current liabilities"	—	134	—	134

Total	3	449	—	452

	December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	85	—	85
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	110	—	110
Debt securities—U.S. government obligations	136	—	—	136
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	652	—	652
Derivative assets—current in "Other current assets"	—	289	—	289
Derivative assets—non-current in "Other non-current assets"	—	189	—	189

Total	136	1,327	—	1,463

Liabilities
Derivative liabilities—current in "Other current liabilities"	—	438	—	438
Derivative liabilities—non-current in "Other non-current liabilities"	—	108	—	108

Total	—	546	—	546

        The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

•

Available-for-sale securities in "Cash and equivalents", "Marketable securities and short-term investments" and "Other non-current assets":  If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs; however, when markets are not active, these inputs are considered Level 2. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for nonperformance risk. The inputs used in present value techniques are observable and fall into the Level 2 category.

•

Derivatives:  The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company's WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

        There were no significant non-recurring fair value measurements during 2015 and 2014.

Disclosure about financial instruments carried on a cost basis

        The fair values of financial instruments carried on a cost basis were as follows:

	December 31, 2015
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,837	1,837	—	—	1,837
Time deposits	2,717	—	2,717	—	2,717
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	104	—	104	—	104
Receivables under reverse repurchase agreements	224	—	224	—	224
Other short-term investments	7	7	—	—	7
Other non-current assets:
Loans granted	29	—	30	—	30
Held-to-maturity securities	99	—	110	—	110
Restricted cash and cash deposits	176	55	138	—	193
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	1,427	614	817	—	1,431
Long-term debt (excluding capital lease obligations)	5,889	5,307	751	—	6,058
Non-current deposit liabilities in "Other non-current liabilities"	215	—	244	—	244

	December 31, 2014
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,218	2,218	—	—	2,218
Time deposits	3,140	—	3,140	—	3,140
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	200	—	200	—	200
Receivables under reverse repurchase agreements	219	—	219	—	219
Other short-term investments	6	6	—	—	6
Other non-current assets:
Loans granted	41	—	44	—	44
Held-to-maturity securities	95	—	109	—	109
Restricted cash and cash deposits	198	64	161	—	225
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	324	115	209	—	324
Long-term debt (excluding capital lease obligations)	7,198	6,148	1,404	—	7,552
Non-current deposit liabilities in "Other non-current liabilities"	222	—	267	—	267

        The Company uses the following methods and assumptions in estimating fair values of financial instruments carried on a cost basis:

•

Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months), and Marketable securities and short-term investments (excluding available-for-sale securities):  The carrying amounts approximate the fair values as the items are short-term in nature.

•

Other non-current assets:  Includes (i) loans granted whose fair values are based on the carrying amount adjusted using a present value technique to reflect a premium or discount based on current market interest rates (Level 2 inputs), (ii) held-to-maturity securities (see Note 4) whose fair values are based on quoted market prices in inactive markets (Level 2 inputs), (iii) restricted cash whose fair values approximate the carrying amounts (Level 1) and (iv) cash deposits pledged in respect of certain non-current deposit liabilities whose fair values are determined using a discounted cash flow methodology based on current market interest rates (Level 2 inputs).

•

Short-term debt and current maturities of long-term debt (excluding capital lease obligations):  Short-term debt includes commercial paper, bank borrowings and overdrafts. The carrying amounts of short-term debt and current maturities of long-term debt, excluding capital lease obligations, approximate their fair values.

•

Long-term debt (excluding capital lease obligations):  Fair values of outstanding bonds are determined using quoted market prices (Level 1 inputs), if available. For other bonds and other long-term debt, the fair values are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non-performance risk (Level 2 inputs).

•

Non-current deposit liabilities in "Other non-current liabilities":  The fair values of non-current deposit liabilities are determined using a discounted cash flow methodology based on risk-adjusted interest rates (Level 2 inputs).